Summary of Significant Accounting Policies, Options to extend or terminate a lease (Table) (Details)	6 Months Ended
Jun. 30, 2018 USD ($)
Nave Bellatrix, Nave Aquila, Nave Capella | Extention for one year
Related Party Transaction [Line Items]
Charter Hire Daily Rate	$ 14,566
Bougainville | Extention for the first year
Related Party Transaction [Line Items]
Charter Hire Daily Rate	14,708
Bougainville | Extention for the second year
Related Party Transaction [Line Items]
Charter Hire Daily Rate	15,002
Nave Dorado, Nave Equinox | Extention for one year
Related Party Transaction [Line Items]
Charter Hire Daily Rate	14,813
Nave Equator | Extention for one year
Related Party Transaction [Line Items]
Charter Hire Daily Rate	14,250
Nave Pulsar | Extention for one year
Related Party Transaction [Line Items]
Charter Hire Daily Rate	13,455
Nave Orbit | Extention for one year
Related Party Transaction [Line Items]
Charter Hire Daily Rate	14,750
Nave Sextans, Nave Pyxis | Extention for one year
Related Party Transaction [Line Items]
Charter Hire Daily Rate	14,500
Nave Buena Suerte, Nave Quasar | Extention for one year
Related Party Transaction [Line Items]
Charter Hire Daily Rate	$ 20,475